Schedule III Real Estate and Accumulated Depreciation (Details Textual) (LTI and GE property acquisitions, USD $) In Millions, unless otherwise specified	Dec. 31, 2013
LTI and GE property acquisitions
Real Estate and Accumulated Depreciation (Textual) [Abstract]
Loan valuation premium	$ 0.3